Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Portfolio – Partners Core Bond Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance resulted from investing in non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities and securitized credit sectors not represented within the benchmark, where higher risk premiums and yields could be found. With credit spreads well supported by a resilient economy, these sectors outperformed on a relative basis.
Security selection
| Exposure to consumer-based loans across a diversified set of asset-backed securities contributed to positive benchmark relative returns. In addition, security selection within mortgage-backed securities contributed positively as volatility within the sector offered active management opportunities to take advantage of market gyrations. Finally, active participation in new issues within the investment-grade corporate bond sector produced attractive entry points.
Commercial mortgage-backed securities
| An overweight allocation and security selection within commercial mortgage-backed securities sector produced strong results for the Fund. The sector was among the benchmark’s best performers with many securities offering elevated yields as the sector continued to be challenged by remote work within office properties but had strong demand in multi-family rentals and hospitality-based properties.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates was to have a slightly longer duration profile than the benchmark. As U.S. Treasury yields moved higher over the period, this produced a small detractor from performance relative to the benchmark.
Investment grade corporates
| A slightly lower than benchmark allocation to the investment-grade corporate sector limited returns from one of the benchmark’s better performing sectors.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	2.25	0.16	1.59
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 3,777,693,132
Holdings Count | Holding	2,497
Advisory Fees Paid, Amount	$ 22,524,735
Investment Company, Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,777,693,132
Total number of portfolio holdings	2,497
Management services fees (represents 0.47% of Fund average net assets)	$ 22,524,735
Portfolio turnover for the reporting period	220%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2041 1.875%	1.0%
U.S. Treasury 11/30/2029 4.125%	0.9%
U.S. Treasury 11/15/2041 2.000%	0.8%
U.S. Treasury 08/15/2054 4.250%	0.7%
Federal Home Loan Mortgage Corp. 10/01/2032 2.500%	0.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.500%	0.6%
Federal National Mortgage Association 06/01/2052 3.000%	0.6%
U.S. Treasury 12/31/2029 4.375%	0.6%
U.S. Treasury 11/15/2040 0.000%	0.6%
U.S. Treasury 11/15/2033 4.500%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 02/15/2041 1.875%	1.0%
U.S. Treasury 11/30/2029 4.125%	0.9%
U.S. Treasury 11/15/2041 2.000%	0.8%
U.S. Treasury 08/15/2054 4.250%	0.7%
Federal Home Loan Mortgage Corp. 10/01/2032 2.500%	0.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.500%	0.6%
Federal National Mortgage Association 06/01/2052 3.000%	0.6%
U.S. Treasury 12/31/2029 4.375%	0.6%
U.S. Treasury 11/15/2040 0.000%	0.6%
U.S. Treasury 11/15/2033 4.500%	0.6%

Variable Portfolio – Partners Core Bond Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners Core Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance resulted from investing in non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities and securitized credit sectors not represented within the benchmark, where higher risk premiums and yields could be found. With credit spreads well supported by a resilient economy, these sectors outperformed on a relative basis.
Security selection
| Exposure to consumer-based loans across a diversified set of asset-backed securities contributed to positive benchmark relative returns. In addition, security selection within mortgage-backed securities contributed positively as volatility within the sector offered active management opportunities to take advantage of market gyrations. Finally, active participation in new issues within the investment-grade corporate bond sector produced attractive entry points.
Commercial mortgage-backed securities
| An overweight allocation and security selection within commercial mortgage-backed securities sector produced strong results for the Fund. The sector was among the benchmark’s best performers with many securities offering elevated yields as the sector continued to be challenged by remote work within office properties but had strong demand in multi-family rentals and hospitality-based properties.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates was to have a slightly longer duration profile than the benchmark. As U.S. Treasury yields moved higher over the period, this produced a small detractor from performance relative to the benchmark.
Investment grade corporates
| A slightly lower than benchmark allocation to the investment-grade corporate sector limited returns from one of the benchmark’s better performing sectors.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	2.01	(0.10)	1.33
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 3,777,693,132
Holdings Count | Holding	2,497
Advisory Fees Paid, Amount	$ 22,524,735
Investment Company, Portfolio Turnover	220.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,777,693,132
Total number of portfolio holdings	2,497
Management services fees (represents 0.47% of Fund average net assets)	$ 22,524,735
Portfolio turnover for the reporting period	220%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2041 1.875%	1.0%
U.S. Treasury 11/30/2029 4.125%	0.9%
U.S. Treasury 11/15/2041 2.000%	0.8%
U.S. Treasury 08/15/2054 4.250%	0.7%
Federal Home Loan Mortgage Corp. 10/01/2032 2.500%	0.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.500%	0.6%
Federal National Mortgage Association 06/01/2052 3.000%	0.6%
U.S. Treasury 12/31/2029 4.375%	0.6%
U.S. Treasury 11/15/2040 0.000%	0.6%
U.S. Treasury 11/15/2033 4.500%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 02/15/2041 1.875%	1.0%
U.S. Treasury 11/30/2029 4.125%	0.9%
U.S. Treasury 11/15/2041 2.000%	0.8%
U.S. Treasury 08/15/2054 4.250%	0.7%
Federal Home Loan Mortgage Corp. 10/01/2032 2.500%	0.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.500%	0.6%
Federal National Mortgage Association 06/01/2052 3.000%	0.6%
U.S. Treasury 12/31/2029 4.375%	0.6%
U.S. Treasury 11/15/2040 0.000%	0.6%
U.S. Treasury 11/15/2033 4.500%	0.6%